CONCENTRATION OF RISK	6 Months Ended	12 Months Ended
	Aug. 31, 2013	Feb. 28, 2013
Notes to Financial Statements
Note 12. CONCENTRATION OF RISK

During the quarter ended August 31, 2013, three customers accounted for approximately 6.8%, 5.6%, and 5% of our revenue and no other customer accounted for over 5% of revenues.  During the quarter ended August 31, 2012 there were two customers that accounted for approximately 10% and 8% of our revenue and no other customer accounted for over 5% of revenue.

At August 31, 2013, four customers accounted for approximately 24% of accounts receivable, the largest of which accounted for 8%. At August 31, 2012, three customers accounted for 27% of accounts receivable, the largest of which accounted for approximately 11%.

During the year ended February 28, 2013, two clients accounted for approximately 16% of our revenues and no other client accounted for over 5% of revenues.  During the year ended February 29, 2012, four clients accounted for approximately 29% of our revenues and no other client accounted for over 5% of revenues.

At February 28, 2013, three customers accounted for 23% of accounts receivable, the largest of which accounted for 9%.  At February 29, 2012, three customers accounted for 25% of accounts receivable, the largest of which accounted for approximately 11%.